REGULATORY MATTERS - REGULATORY BALANCING ACCOUNTS (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Regulatory Balancing Accounts [Line Items]
Overcollected	$ (804)	$ (789)
Undercollected	941	1,062
Net current receivable (payable)	137	273
Undercollected	85	215
Net noncurrent receivable (payable)	85	215
Total net receviable (payable)	222	488
San Diego Gas and Electric Company [Member]
Regulatory Balancing Accounts [Line Items]
Overcollected	(301)	(345)
Undercollected	560	652
Net current receivable (payable)	259	307
Undercollected	0	0
Net noncurrent receivable (payable)	0	0
Total net receviable (payable)	259	307
Southern California Gas Company [Member]
Regulatory Balancing Accounts [Line Items]
Overcollected	(503)	(444)
Undercollected	381	410
Net current receivable (payable)	(122)	(34)
Undercollected	85	215
Net noncurrent receivable (payable)	85	215
Total net receviable (payable)	$ (37)	$ 181